Deferred Tax Balances (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Employee benefits	132,933	110,314
Accruals	265,728	226,174
Unrealized exchange (gain)/loss	—	1,085,910
Unused tax loss	5,038,789	217,627
Set-off of deferred tax liabilities pursuant to set-off provisions	(5,437,450)	(1,640,025)

Net Deferred tax assets	—	—

Deferred tax liabilities
(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary company in France. This has been set-off against deferred taxes in the subsidiary company, accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2025 $	June 30, 2024 $
Intangible assets	681,933	1,637,234
Unrealized exchange gain	4,688,663	—
Accrued income	66,854	2,791

Total deferred tax liabilities	5,437,450	1,640,025
Set-off of deferred tax liabilities pursuant to set-off provisions	(5,437,450)	(1,640,025)

Net deferred tax liabilities	—	—

Movements in Deferred Tax Balances
(iii) Movements in deferred tax balances

	Deferred Tax Asset	Deferred Tax Liability	Total
Movements	$	$	$
At June 30, 2024	1,640,025	(1,640,025)	—
(Charged)/credited to profit or loss	3,797,425	(3,797,425)	—

At June 30, 2025	5,437,450	(5,437,450)	—